UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-07409

Investment Company Act File Number

Tax-Managed Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Growth Portfolio

March 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Aerospace & Defense — 4.5%
Boeing Co. (The)	931,391	$116,880,257
General Dynamics Corp.	83,700	9,116,604
Honeywell International, Inc.	288,222	26,735,473
Huntington Ingalls Industries, Inc.	2,546	260,354
Lockheed Martin Corp.	16,042	2,618,696
Northrop Grumman Corp.	15,277	1,884,876
Precision Castparts Corp.	19,025	4,808,759
Raytheon Co.	52,695	5,205,739
Rockwell Collins, Inc.	157,787	12,570,890
United Technologies Corp.	2,054,843	240,087,856

		$420,169,504

Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.	56,207	$2,944,685
FedEx Corp.	262,219	34,759,751
United Parcel Service, Inc., Class B	413,090	40,226,704

		$77,931,140

Auto Components — 0.4%
Johnson Controls, Inc.	770,834	$36,475,865

		$36,475,865

Automobiles — 0.0%(1)
Daimler AG	20,000	$1,895,400
Harley-Davidson, Inc.	800	53,288

		$1,948,688

Banks — 6.6%
Bank of America Corp.	1,522,240	$26,182,528
Bank of Montreal	26,370	1,767,054
BB&T Corp.	943,556	37,902,645
Citigroup, Inc.	793,170	37,754,892
Comerica, Inc.	126,791	6,567,774
Fifth Third Bancorp	966,383	22,178,490
HSBC Holdings PLC	220,592	2,238,253
HSBC Holdings PLC ADR	424	21,552
JPMorgan Chase & Co.	3,043,470	184,769,064
KeyCorp	111,353	1,585,667
M&T Bank Corp.	17,293	2,097,641
PNC Financial Services Group, Inc. (The)	59,515	5,177,805
Regions Financial Corp.	189,147	2,101,423
Royal Bank of Canada	148,562	9,803,606
Societe Generale SA	460,793	28,364,367
SunTrust Banks, Inc.	301,790	12,008,224
Synovus Financial Corp.	10,960	37,154
Toronto-Dominion Bank (The)	29,644	1,391,786
U.S. Bancorp	2,302,391	98,680,478
Wells Fargo & Co.	2,765,246	137,543,336
Zions Bancorporation	38,805	1,202,179

		$619,375,918

Security	Shares	Value
Beverages — 3.2%
Beam, Inc.	1,600	$133,280
Coca-Cola Co. (The)	3,337,142	129,013,910
Coca-Cola Enterprises, Inc.	31,501	1,504,488
Molson Coors Brewing Co., Class B	186,000	10,947,960
PepsiCo, Inc.	1,832,607	153,022,684

		$294,622,322

Biotechnology — 2.0%
Alexion Pharmaceuticals, Inc.(2)	21,109	$3,211,312
Amgen, Inc.	974,165	120,153,511
Biogen Idec, Inc.(2)	36,536	11,175,267
Celgene Corp.(2)	6,155	859,238
Gilead Sciences, Inc.(2)	754,484	53,462,736

		$188,862,064

Building Products — 0.0%(1)
Fortune Brands Home & Security, Inc.	1,600	$67,328

		$67,328

Capital Markets — 5.1%
Ameriprise Financial, Inc.	189,481	$20,856,174
Bank of New York Mellon Corp. (The)	603,451	21,295,786
BlackRock, Inc.	3,984	1,252,888
Charles Schwab Corp. (The)	934,916	25,551,254
E*TRADE Financial Corp.(2)	4,593	105,731
Franklin Resources, Inc.	1,618,404	87,685,129
Goldman Sachs Group, Inc. (The)	532,816	87,301,902
Legg Mason, Inc.	96,941	4,753,987
Morgan Stanley	2,526,996	78,766,465
Northern Trust Corp.	709,098	46,488,465
State Street Corp.	740,415	51,495,863
T. Rowe Price Group, Inc.	554,173	45,636,147
UBS AG(2)	29,488	610,991
Waddell & Reed Financial, Inc., Class A	8,833	650,285

		$472,451,067

Chemicals — 2.2%
Air Products and Chemicals, Inc.	7,660	$911,846
Albemarle Corp.	22,063	1,465,425
Ashland, Inc.	25,092	2,496,152
Dow Chemical Co. (The)	153,238	7,445,834
E.I. du Pont de Nemours & Co.	916,025	61,465,278
Ecolab, Inc.	445,515	48,111,165
Monsanto Co.	495,636	56,388,508
NewMarket Corp.	4,549	1,777,658
PPG Industries, Inc.	109,400	21,164,524
Praxair, Inc.	2,828	370,383
Westlake Chemical Corp.	1,000	66,180

		$201,662,953

Commercial Services & Supplies — 0.2%
ADT Corp. (The)	11,051	$330,977
Cintas Corp.	52,914	3,154,204
Pitney Bowes, Inc.	14,270	370,877
Stericycle, Inc.(2)	124,800	14,179,776
Tyco International, Ltd.	22,102	937,125
Waste Management, Inc.	108,226	4,553,068

		$23,526,027

Security	Shares	Value
Communications Equipment — 2.9%
Cisco Systems, Inc.	1,365,553	$30,602,043
Juniper Networks, Inc.(2)	50,092	1,290,370
Palo Alto Networks, Inc.(2)	20,808	1,427,429
QUALCOMM, Inc.	3,002,325	236,763,349

		$270,083,191

Construction Materials — 0.0%(1)
Vulcan Materials Co.	22,102	$1,468,678

		$1,468,678

Consumer Finance — 1.4%
American Express Co.	821,489	$73,958,655
Capital One Financial Corp.	75,718	5,842,401
Discover Financial Services	831,233	48,369,448
SLM Corp.	10,200	249,696

		$128,420,200

Distributors — 0.2%
Genuine Parts Co.	188,424	$16,364,624

		$16,364,624

Diversified Consumer Services — 0.0%(1)
H&R Block, Inc.	22,181	$669,644

		$669,644

Diversified Financial Services — 2.5%
Berkshire Hathaway, Inc., Class A(2)	464	$86,930,423
Berkshire Hathaway, Inc., Class B(2)	946,897	118,333,718
CBOE Holdings, Inc.	40,000	2,264,000
CME Group, Inc.	63,405	4,692,604
ING Groep NV ADR(2)	131,385	1,872,236
IntercontinentalExchange Group, Inc.	10,892	2,154,765
McGraw Hill Financial, Inc.	86,290	6,583,927
Moody’s Corp.	179,322	14,223,821

		$237,055,494

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	189,064	$6,630,474
CenturyLink, Inc.	4,871	159,964
Deutsche Telekom AG ADR	50,092	812,492
Frontier Communications Corp.	32,942	187,769
Verizon Communications, Inc.	416,619	19,818,566
Windstream Holdings, Inc.	70,866	583,936

		$28,193,201

Electric Utilities — 0.0%(1)
Duke Energy Corp.	15,598	$1,110,890
Exelon Corp.	8,820	295,999
Southern Co. (The)	68,451	3,007,737

		$4,414,626

Electrical Equipment — 1.6%
Emerson Electric Co.	1,998,542	$133,502,606
Rockwell Automation, Inc.	110,000	13,700,500

		$147,203,106

Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.	1,433,091	$29,836,955
Knowles Corp.(2)	176,193	5,562,413
TE Connectivity, Ltd.	687	41,364

		$35,440,732

Security	Shares	Value
Energy Equipment & Services — 1.9%
Baker Hughes, Inc.	93,118	$6,054,532
Frank’s International NV	115,894	2,871,853
Halliburton Co.	846,351	49,841,610
Schlumberger, Ltd.	1,155,041	112,616,498
Transocean, Ltd.	72,479	2,996,282

		$174,380,775

Food & Staples Retailing — 3.5%
Costco Wholesale Corp.	873,262	$97,525,900
CVS Caremark Corp.	1,279,410	95,776,633
Kroger Co. (The)	35,843	1,564,547
Sysco Corp.	326,772	11,806,272
Wal-Mart Stores, Inc.	1,400,531	107,042,584
Walgreen Co.	218,463	14,425,112

		$328,141,048

Food Products — 2.0%
Archer-Daniels-Midland Co.	182,036	$7,898,542
Campbell Soup Co.	4,174	187,329
ConAgra Foods, Inc.	33,000	1,023,990
General Mills, Inc.	37,984	1,968,331
Hershey Co. (The)	456,594	47,668,414
Keurig Green Mountain, Inc.	75,000	7,919,250
Kraft Foods Group, Inc.	57,116	3,204,208
McCormick & Co., Inc.	27,354	1,962,376
Mondelez International, Inc., Class A	173,425	5,991,834
Nestle SA	1,390,307	104,647,836
Unilever NV - NY Shares	4,636	190,632

		$182,662,742

Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	1,535,682	$59,139,114
Bard (C.R.), Inc.	25,000	3,699,500
Baxter International, Inc.	207,423	15,262,184
Becton, Dickinson and Co.	66,108	7,739,925
Boston Scientific Corp.(2)	26,929	364,080
CareFusion Corp.(2)	70,668	2,842,267
Covidien PLC	186,141	13,711,146
Intuitive Surgical, Inc.(2)	14,000	6,131,860
Medtronic, Inc.	449,173	27,642,106
St. Jude Medical, Inc.	57,854	3,783,073
Stryker Corp.	131,368	10,702,551
Zimmer Holdings, Inc.	93,186	8,813,532

		$159,831,338

Health Care Providers & Services — 0.8%
AmerisourceBergen Corp.	267,494	$17,544,931
Cardinal Health, Inc.	141,336	9,890,693
Cigna Corp.	54,738	4,583,213
Express Scripts Holding Co.(2)	367,509	27,596,251
HCA Holdings, Inc.(2)	86,000	4,515,000
McKesson Corp.	2,384	420,943
PharMerica Corp.(2)	1,805	50,504
UnitedHealth Group, Inc.	63,696	5,222,435
WellPoint, Inc.	53,673	5,343,147

		$75,167,117

Hotels, Restaurants & Leisure — 3.0%
Carnival Corp.	144,193	$5,459,147
International Game Technology	459,500	6,460,570
Interval Leisure Group, Inc.	5,349	139,823
Marriott International, Inc., Class A	399,969	22,406,264

Security	Shares	Value
Marriott Vacations Worldwide Corp.(2)	2,597	$145,198
McDonald’s Corp.	741,937	72,732,084
Starbucks Corp.	2,148,619	157,665,662
Yum! Brands, Inc.	210,518	15,870,952

		$280,879,700

Household Durables — 0.1%
D.R. Horton, Inc.	417,028	$9,028,656

		$9,028,656

Household Products — 1.7%
Clorox Co. (The)	7,570	$666,235
Colgate-Palmolive Co.	1,172,525	76,061,697
Kimberly-Clark Corp.	15,331	1,690,243
Procter & Gamble Co. (The)	986,048	79,475,469

		$157,893,644

Independent Power & Renewable Electricity Producers — 0.0%(1)
AES Corp. (The)	1,730	$24,704

		$24,704

Industrial Conglomerates — 2.5%
3M Co.	735,802	$99,818,899
Danaher Corp.	41,105	3,082,875
General Electric Co.	4,929,433	127,623,021

		$230,524,795

Insurance — 1.2%
Aegon NV ADR	5,088,862	$46,817,530
Aflac, Inc.	193,292	12,185,128
Allstate Corp. (The)	583	32,986
Aon PLC	24,650	2,077,502
Chubb Corp.	23,188	2,070,688
Cincinnati Financial Corp.	135,528	6,594,793
Hartford Financial Services Group, Inc.	5,762	203,226
Manulife Financial Corp.	29,582	571,228
Marsh & McLennan Cos., Inc.	25,000	1,232,500
Progressive Corp.	1,151,311	27,884,752
Torchmark Corp.	52,429	4,126,162
Travelers Companies, Inc. (The)	76,125	6,478,238

		$110,274,733

Internet & Catalog Retail — 0.8%
Amazon.com, Inc.(2)	211,982	$71,336,183
priceline.com, Inc.(2)	50	59,594

		$71,395,777

Internet Software & Services — 4.6%
Akamai Technologies, Inc.(2)	200,000	$11,642,000
AOL, Inc.(2)	5,317	232,725
eBay, Inc.(2)	1,260,217	69,614,387
Facebook, Inc., Class A(2)	1,681,662	101,303,319
Google, Inc., Class A(2)	214,113	238,631,079
IAC/InterActiveCorp	13,368	954,341
LinkedIn Corp., Class A(2)	4,537	839,073
Twitter, Inc.(2)	90,101	4,205,014
VeriSign, Inc.(2)	14,758	795,604

		$428,217,542

IT Services — 2.3%
Accenture PLC, Class A	1,450,514	$115,634,976
Automatic Data Processing, Inc.	102,170	7,893,654
Broadridge Financial Solutions, Inc.	1,652	61,355
Fidelity National Information Services, Inc.	63,590	3,398,886
Fiserv, Inc.(2)	35,513	2,013,232

Security	Shares	Value
International Business Machines Corp.	272,338	$52,422,342
Paychex, Inc.	693,512	29,543,611
Total System Services, Inc.	32,405	985,436
Western Union Co.	54,638	893,878

		$212,847,370

Leisure Products — 0.0%(1)
Mattel, Inc.	26,506	$1,063,156
Polaris Industries, Inc.	1,400	195,594

		$1,258,750

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	441,172	$24,670,338
Thermo Fisher Scientific, Inc.	18,700	2,248,488

		$26,918,826

Machinery — 2.6%
Caterpillar, Inc.	107,772	$10,709,304
Deere & Co.	1,324,351	120,251,071
Donaldson Co., Inc.	23,332	989,277
Dover Corp.	352,387	28,807,637
Illinois Tool Works, Inc.	1,034,459	84,132,550
Parker Hannifin Corp.	7,953	952,054
Pentair, Ltd.	5,089	403,761
WABCO Holdings, Inc.(2)	1,156	122,027

		$246,367,681

Media — 3.8%
CBS Corp., Class B	129,378	$7,995,560
Comcast Corp., Class A	199,107	9,959,332
Comcast Corp., Special Class A	1,434,304	69,936,663
DIRECTV(2)	33,786	2,581,926
Discovery Communications, Inc., Class A(2)	6,723	555,992
Discovery Communications, Inc., Class C(2)	6,732	518,768
Gannett Co., Inc.	3,563	98,339
Liberty Global PLC, Series A(2)	8,854	368,326
Liberty Global PLC, Series C(2)	27,614	1,124,166
Liberty Media Corp., Class A(2)	12,367	1,616,738
News Corp., Class A(2)	24	413
Omnicom Group, Inc.	112,077	8,136,790
Time Warner Cable, Inc.	12,203	1,674,008
Time Warner, Inc.	363,259	23,731,711
Twenty-First Century Fox, Inc., Class A	97	3,101
Viacom, Inc., Class B	133,771	11,369,197
Walt Disney Co. (The)	2,678,711	214,484,390

		$354,155,420

Metals & Mining — 0.3%
Alcoa, Inc.	52,760	$679,021
Freeport-McMoRan Copper & Gold, Inc.	450,138	14,886,064
Glencore Xstrata PLC(2)	598,405	3,086,737
Nucor Corp.	230,000	11,624,200

		$30,276,022

Multi-Utilities — 0.0%(1)
Dominion Resources, Inc.	1,544	$109,609

		$109,609

Multiline Retail — 0.1%
Target Corp.	158,384	$9,583,816

		$9,583,816

Security	Shares	Value
Oil, Gas & Consumable Fuels — 5.9%
Anadarko Petroleum Corp.	922,342	$78,177,708
Antero Resources Corp.(2)	109,563	6,858,644
Apache Corp.	903,311	74,929,647
BP PLC ADR	171,609	8,254,393
Cheniere Energy, Inc.(2)(3)	240,000	13,281,503
Chevron Corp.	582,758	69,295,754
ConocoPhillips	264,959	18,639,866
Devon Energy Corp.	568,677	38,061,552
EOG Resources, Inc.	1,800	353,106
Exxon Mobil Corp.	2,100,992	205,224,898
Hess Corp.	39,579	3,280,307
Marathon Oil Corp.	184,681	6,559,869
Marathon Petroleum Corp.	87,319	7,600,246
Murphy Oil Corp.	78,679	4,945,762
Occidental Petroleum Corp.	5,000	476,450
Phillips 66	141,187	10,879,870
Range Resources Corp.	4,900	406,553
Royal Dutch Shell PLC ADR, Class A	70,332	5,138,456
Spectra Energy Corp.	8,313	307,082
Williams Cos., Inc.	2,000	81,160
WPX Energy, Inc.(2)	666	12,008

		$552,764,834

Personal Products — 0.0%(1)
Estee Lauder Cos., Inc. (The), Class A	26,070	$1,743,562

		$1,743,562

Pharmaceuticals — 8.1%
AbbVie, Inc.	1,590,118	$81,732,065
Actavis PLC(2)	20,000	4,117,000
Allergan, Inc.	326,962	40,575,984
Bristol-Myers Squibb Co.	1,677,632	87,152,982
Eli Lilly & Co.	1,034,503	60,890,847
GlaxoSmithKline PLC ADR	178,318	9,527,531
Johnson & Johnson	1,743,872	171,300,547
Mallinckrodt PLC(2)	23,268	1,475,424
Merck & Co., Inc.	1,138,521	64,633,837
Novo Nordisk A/S ADR	1,249,240	57,027,806
Pfizer, Inc.	2,394,776	76,920,205
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	88,342,456
Zoetis, Inc.	361,174	10,452,376

		$754,149,060

Real Estate Investment Trusts (REITs) — 0.0%(1)
Weyerhaeuser Co.	1,223	$35,895

		$35,895

Road & Rail — 0.3%
CSX Corp.	11,260	$326,202
Kansas City Southern	4,386	447,635
Norfolk Southern Corp.	43,575	4,234,183
Union Pacific Corp.	135,038	25,341,231

		$30,349,251

Semiconductors & Semiconductor Equipment — 4.0%
Analog Devices, Inc.	560,209	$29,769,506
Applied Materials, Inc.	1,065,614	21,759,838
Broadcom Corp., Class A	897,422	28,250,845
Cypress Semiconductor Corp.(2)	1,108	11,379
Intel Corp.	8,512,256	219,701,327
Linear Technology Corp.	18,494	900,473
Linear Technology Corp.(3)	50,000	2,434,042
Maxim Integrated Products, Inc.	223,099	7,389,039

Security	Shares	Value
Microchip Technology, Inc.	23,733	$1,133,488
NVIDIA Corp.	284,500	5,095,395
Texas Instruments, Inc.	1,013,297	47,776,954
Xilinx, Inc.	90,186	4,894,394

		$369,116,680

Software — 3.8%
Activision Blizzard, Inc.	254,916	$5,210,483
Adobe Systems, Inc.(2)	409,776	26,938,674
CA, Inc.	7,339	227,289
Microsoft Corp.	3,004,717	123,163,350
Oracle Corp.	4,852,018	198,496,056
Symantec Corp.	72,900	1,455,813

		$355,491,665

Specialty Retail — 3.0%
Best Buy Co., Inc.	133,011	$3,512,821
Gap, Inc. (The)	89,138	3,570,868
GNC Holdings, Inc., Class A	900	39,618
Home Depot, Inc. (The)	1,177,530	93,177,949
L Brands, Inc.	41,877	2,377,357
Lowe’s Companies, Inc.	333,776	16,321,646
Murphy USA, Inc.(2)	19,669	798,365
Ross Stores, Inc.(3)	15,500	1,108,794
Ross Stores, Inc.	1,000	71,550
Staples, Inc.	144,626	1,640,059
TJX Cos., Inc. (The)	2,579,278	156,433,211

		$279,052,238

Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	408,878	$219,461,178
EMC Corp.	2,797,592	76,681,997
Hewlett-Packard Co.	33,743	1,091,923
NetApp, Inc.	414,967	15,312,282
Nokia Oyj ADR(2)	192	1,409

		$312,548,789

Textiles, Apparel & Luxury Goods — 2.1%
Coach, Inc.	10,800	$536,328
Hanesbrands, Inc.	197,716	15,121,320
NIKE, Inc., Class B	2,323,098	171,584,018
VF Corp.	67,200	4,158,336

		$191,400,002

Tobacco — 0.3%
Altria Group, Inc.	111,248	$4,164,013
Philip Morris International, Inc.	271,850	22,256,359

		$26,420,372

Trading Companies & Distributors — 0.0%(1)
United Rentals, Inc.(2)	2,000	$189,880

		$189,880

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	136,795	$2,719,485
Sprint Nextel Corp.(2)	135,160	1,242,120
Vodafone Group PLC ADR	97,896	3,603,552

		$7,565,157

Total Common Stocks (identified cost $4,769,240,021)		$9,177,173,822

Preferred Stocks — 0.0%

Security	Shares	Value
Banks — 0.0%
Wells Fargo & Co.(4)	166	$0

Total Preferred Stocks (identified cost $4,929)		$0

Rights — 0.0%(1)

Security	Shares	Value
Pharmaceuticals — 0.0%(1)
Sanofi, Exp. 12/31/20(2)	6,984	$2,233

Total Rights (identified cost $16,440)		$2,233

Short-Term Investments — 1.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(5)	$123,585	$123,585,173

Total Short-Term Investments (identified cost $123,585,173)		$123,585,173

Total Investments — 99.8% (identified cost $4,892,846,563)		$9,300,761,228

Other Assets, Less Liabilities — 0.2%		$20,921,645

Net Assets — 100.0%		$9,321,682,873

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	Restricted security.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2014 was $41,752.

The Portfolio did not have any open financial instruments at March 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,701,595,416

Gross unrealized appreciation	$7,599,445,190
Gross unrealized depreciation	(279,378)

Net unrealized appreciation	$7,599,165,812

At March 31, 2014, the Portfolio owned the following securities (representing 0.18% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of Acquisition	Eligible for Resale	Shares	Cost	Value
Common Stocks
Cheniere Energy, Inc.	12/19/13	12/19/15	240,000	$9,880,729	$13,281,503
Linear Technology Corp.	12/19/13	12/19/15	50,000	2,225,943	2,434,042
Ross Stores, Inc.	8/8/13	8/8/15	15,500	1,036,122	1,108,794

Total Restricted Securities				$13,142,794	$16,824,339

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Consumer Discretionary	$1,251,104,386	$1,108,794		$—	$1,252,213,180
Consumer Staples	886,835,854	104,647,836		—	991,483,690
Energy	713,864,106	13,281,503		—	727,145,609
Financials	1,537,010,687	30,602,620		—	1,567,613,307
Health Care	1,204,928,405	—		—	1,204,928,405
Industrials	1,176,328,712	—		—	1,176,328,712
Information Technology	1,981,311,927	2,434,042		—	1,983,745,969
Materials	230,320,916	3,086,737		—	233,407,653
Telecommunication Services	35,758,358	—		—	35,758,358
Utilities	4,548,939	—		—	4,548,939
Total Common Stocks	$9,022,012,290	$155,161,532	**	$—	$9,177,173,822
Preferred Stocks	$—	$—		$0	$0
Rights	2,233	—		—	2,233
Short-Term Investments	—	123,585,173		—	123,585,173
Total Investments	$9,022,014,523	$278,746,705		$0	$9,300,761,228

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2014 is not presented. At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Growth Portfolio

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	May 23, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2014